Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income and expenses
Schedule of other operating income

	2019		2018		2017
Gain on sale and leaseback	Ps.	284,759	Ps.	609,168	Ps.	65,886
Loss on sale of rotable spare parts furniture and equipment		(8,954)		(2,356)		(908)
Administrative benefits		—		—		27,180
Other income		51,403		15,161		4,607
	Ps.	327,208	Ps.	621,973	Ps.	96,765

Schedule of other operating expenses

	2019		2018		2017
Administrative and operational support expenses	Ps.	581,181	Ps.	536,079	Ps.	539,101
Technology and communications		381,055		385,841		373,394
Passenger services		65,477		70,337		59,261
Insurance		74,661		60,892		54,569
Others		10,553		5,949		7,933
	Ps.	1,112,927	Ps.	1,059,098	Ps.	1,034,258